SIGNIFICANT ACCOUNTING POLICIES (Schedule of Net Income Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Net income for basic earnings per share	$ 183,762	$ 136,310	$ 140,213
Amortization of debt issuance costs related to the Convertible Notes, net of tax	1,109	1,130	1,128
Net income for diluted earnings per share	$ 184,871	$ 137,440	$ 141,341
Basic weighted-average shares outstanding	29,113	28,828	28,697
Dilutive effect of share-based compensation	393	580	492
Dilutive effect of Convertible Senior Notes	2,632	2,681	2,681
Diluted weighted average shares outstanding	32,138	32,089	31,870
Earnings per share:
Basic	$ 6.31	$ 4.73	$ 4.89
Diluted	$ 5.75	$ 4.28	$ 4.43